Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

January 31, 2021

DIFK6-QTLY-0321
1.9883985.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.8%
Aristocrat Leisure Ltd.	398,543	$9,460,456
CSL Ltd.	82,693	17,172,195

TOTAL AUSTRALIA		26,632,651

Bailiwick of Jersey - 1.1%
Experian PLC	571,938	19,990,736
Ferguson PLC	169,998	19,738,262

TOTAL BAILIWICK OF JERSEY		39,728,998

Belgium - 1.3%
KBC Groep NV	437,477	30,643,560
UCB SA	144,075	14,952,506

TOTAL BELGIUM		45,596,066

Bermuda - 1.8%
Credicorp Ltd. (United States)	80,798	12,146,363
Hiscox Ltd. (a)	658,546	8,431,155
IHS Markit Ltd.	225,258	19,615,467
Marvell Technology Group Ltd.	426,456	21,945,426

TOTAL BERMUDA		62,138,411

Canada - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	476,549	14,534,046
Constellation Software, Inc.	14,451	17,604,284
Fairfax India Holdings Corp. (a)(b)	489,677	5,190,576
Franco-Nevada Corp.	94,269	11,229,714
Topicus.Com, Inc. (a)(c)	26,879	101,153
Wheaton Precious Metals Corp.	237,079	9,737,157

TOTAL CANADA		58,396,930

Cayman Islands - 4.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	105,253	26,716,369
Anta Sports Products Ltd.	1,048,778	17,355,073
JD.com, Inc. Class A	214,031	9,491,387
KE Holdings, Inc. ADR (a)	106,764	6,309,752
Kuaishou Technology (a)	66,300	983,394
Li Ning Co. Ltd.	1,700,306	10,647,129
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	83,191	13,934,493
Sea Ltd. ADR (a)	18,868	4,088,884
Tencent Holdings Ltd.	596,784	53,175,429
Zai Lab Ltd. ADR (a)	74,882	11,986,362

TOTAL CAYMAN ISLANDS		154,688,272

China - 1.1%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	674,157	5,904,872
Kweichow Moutai Co. Ltd. (A Shares)	91,553	30,141,593
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	92,400	1,961,636
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	419,800	2,146,105

TOTAL CHINA		40,154,206

Denmark - 2.6%
DSV Panalpina A/S	216,327	33,871,910
GN Store Nord A/S	105,620	8,099,958
ORSTED A/S (b)	185,237	35,272,587
Vestas Wind Systems A/S	54,577	11,718,650

TOTAL DENMARK		88,963,105

Finland - 0.2%
Neste Oyj	94,958	6,715,970
France - 8.7%
Amundi SA (b)	216,581	16,137,877
BNP Paribas SA (a)	550,889	26,418,262
Capgemini SA	167,978	24,360,039
Dassault Systemes SA	62,458	12,487,375
Legrand SA	233,603	21,516,809
LVMH Moet Hennessy Louis Vuitton SE	97,757	59,103,442
Pernod Ricard SA	166,036	31,372,458
Sanofi SA	497,965	46,832,765
Sartorius Stedim Biotech	19,386	8,116,429
SR Teleperformance SA	105,159	34,481,763
Worldline SA (a)(b)	243,759	20,724,710

TOTAL FRANCE		301,551,929

Germany - 8.6%
adidas AG	107,978	34,331,616
Allianz SE	157,643	35,682,705
Deutsche Borse AG	127,197	20,468,125
Deutsche Post AG	632,775	31,255,985
Hannover Reuck SE	103,514	16,079,285
Linde PLC	154,062	37,766,312
Merck KGaA	49,947	8,346,435
RWE AG	497,693	21,416,965
SAP SE	367,643	46,649,512
Siemens Healthineers AG (b)	32,700	1,836,533
Symrise AG	161,743	20,158,286
Vonovia SE	367,654	24,601,621

TOTAL GERMANY		298,593,380

Hong Kong - 2.4%
AIA Group Ltd.	5,671,896	68,384,659
Techtronic Industries Co. Ltd.	1,040,734	15,678,294

TOTAL HONG KONG		84,062,953

India - 3.3%
HDFC Bank Ltd. (a)	1,469,124	28,074,630
Housing Development Finance Corp. Ltd.	742,895	24,244,520
Kotak Mahindra Bank Ltd. (a)	890,792	20,942,659
Reliance Industries Ltd.	1,621,762	40,999,238
Reliance Industries Ltd.	122,713	1,629,324

TOTAL INDIA		115,890,371

Indonesia - 0.8%
PT Bank Central Asia Tbk	6,860,630	16,528,104
PT Bank Rakyat Indonesia Tbk	38,874,491	11,581,994

TOTAL INDONESIA		28,110,098

Ireland - 2.2%
Aon PLC	75,294	15,292,211
Flutter Entertainment PLC	87,506	16,335,877
Kerry Group PLC Class A	110,020	14,940,303
Kingspan Group PLC (Ireland) (a)	191,423	13,008,877
Ryanair Holdings PLC (a)	112,812	1,940,467
Ryanair Holdings PLC sponsored ADR (a)	162,919	15,488,709

TOTAL IRELAND		77,006,444

Italy - 1.7%
Enel SpA	2,001,102	19,846,915
FinecoBank SpA	753,260	11,769,278
GVS SpA (b)	391,746	7,107,280
Recordati SpA	294,792	15,282,859
Reply SpA	40,399	4,951,647

TOTAL ITALY		58,957,979

Japan - 19.2%
Bandai Namco Holdings, Inc.	196,680	16,788,542
Daikin Industries Ltd.	152,872	32,276,240
FANUC Corp.	20,937	5,466,007
Fast Retailing Co. Ltd.	12,751	10,934,124
Hitachi Ltd.	85,400	3,510,739
Hoya Corp.	523,989	67,008,761
Iriso Electronics Co. Ltd.	13,561	616,909
Itochu Corp.	1,022,426	29,258,885
Kao Corp.	298,299	21,635,185
Keyence Corp.	123,156	66,007,712
KH Neochem Co. Ltd.	149,627	3,372,661
Minebea Mitsumi, Inc.	1,645,324	36,426,620
Misumi Group, Inc.	339,365	11,031,914
Murata Manufacturing Co. Ltd.	207,594	19,939,000
Nabtesco Corp.	134,544	6,017,840
Nexon Co. Ltd.	183,211	5,570,930
Nitori Holdings Co. Ltd.	129,159	25,635,740
NOF Corp.	86,339	4,146,118
Oracle Corp. Japan	76,380	9,005,614
ORIX Corp.	1,020,373	16,317,006
PALTAC Corp.	25,103	1,306,137
Persol Holdings Co. Ltd.	643,376	12,032,780
Recruit Holdings Co. Ltd.	576,749	25,087,097
Relo Group, Inc.	127,642	3,173,228
Shin-Etsu Chemical Co. Ltd.	251,629	43,661,818
Shiseido Co. Ltd.	85,568	5,546,051
SMC Corp.	55,421	33,524,030
Sony Corp.	603,122	57,726,412
Sugi Holdings Co. Ltd.	22,187	1,459,434
Tokyo Electron Ltd.	81,934	31,140,317
Tsuruha Holdings, Inc.	191,749	25,482,325
Welcia Holdings Co. Ltd.	465,935	15,835,874
Z Holdings Corp.	3,106,299	19,288,146

TOTAL JAPAN		666,230,196

Korea (South) - 2.6%
LG Chemical Ltd.	21,082	17,285,736
Samsung Electronics Co. Ltd.	623,959	45,748,476
SK Hynix, Inc.	248,335	27,200,742

TOTAL KOREA (SOUTH)		90,234,954

Luxembourg - 1.4%
B&M European Value Retail SA	4,446,383	32,605,517
Eurofins Scientific SA (a)	116,452	11,189,743
InPost SA	160,600	3,858,943

TOTAL LUXEMBOURG		47,654,203

Netherlands - 6.5%
Adyen BV (a)(b)	4,861	10,154,757
Airbus Group NV	63,339	6,369,225
ASML Holding NV	198,422	105,989,099
IMCD NV	36,399	4,516,588
JDE Peet's BV	128,013	4,938,582
Koninklijke Philips Electronics NV	594,994	32,432,633
NXP Semiconductors NV	217,164	34,848,307
Wolters Kluwer NV	332,655	27,628,781

TOTAL NETHERLANDS		226,877,972

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	1,225,637	13,704,357
Norway - 0.8%
Adevinta ASA Class B (a)	113,965	1,700,384
NEL ASA (a)	1,244,367	4,468,683
Schibsted ASA (A Shares)	537,743	20,328,080

TOTAL NORWAY		26,497,147

Spain - 1.6%
Cellnex Telecom SA (b)	450,309	26,400,086
Iberdrola SA	2,217,240	30,095,833
Iberdrola SA rights (a)	1,891,260	366,740

TOTAL SPAIN		56,862,659

Sweden - 1.3%
Hexagon AB (B Shares)	239,375	20,968,910
Indutrade AB	957,967	19,695,168
Nordnet AB	220,098	3,545,252

TOTAL SWEDEN		44,209,330

Switzerland - 8.7%
Dufry AG (a)	234,595	12,662,731
Idorsia Ltd. (a)	59,895	1,823,578
Julius Baer Group Ltd.	212,670	12,867,668
Lonza Group AG	50,631	32,338,003
Nestle SA (Reg. S)	751,357	84,224,555
Roche Holding AG (participation certificate)	245,123	84,594,910
Sika AG	163,110	44,387,161
Sonova Holding AG Class B	52,672	12,737,074
Straumann Holding AG	3,049	3,387,359
Swiss Re Ltd.	130,523	11,526,174
Zur Rose Group AG (a)	640	294,224

TOTAL SWITZERLAND		300,843,437

Taiwan - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,325,859	5,277,687
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	376,753	45,783,025

TOTAL TAIWAN		51,060,712

United Kingdom - 7.7%
AstraZeneca PLC (United Kingdom)	409,277	41,750,837
Beazley PLC	1,142,502	4,874,653
Big Yellow Group PLC	563,110	8,533,290
Compass Group PLC	517,318	9,240,738
Diageo PLC	454,377	18,241,960
Dr. Martens Ltd. (a)	332,100	1,683,599
JD Sports Fashion PLC	528,026	5,404,357
London Stock Exchange Group PLC	457,241	54,281,408
Ocado Group PLC (a)	522,898	19,895,780
Prudential PLC	1,334,094	21,344,741
RELX PLC (Euronext N.V.)	1,391,794	34,742,969
Rentokil Initial PLC (a)	2,686,463	18,315,946
S4 Capital PLC (a)	598,132	4,056,676
Smith & Nephew PLC	954,676	20,099,557
THG PLC	650,108	6,422,275

TOTAL UNITED KINGDOM		268,888,786

United States of America - 3.5%
Alphabet, Inc. Class C (a)	10,752	19,737,876
IQVIA Holdings, Inc. (a)	110,138	19,582,536
Marsh & McLennan Companies, Inc.	144,626	15,895,844
MasterCard, Inc. Class A	64,830	20,505,081
Microsoft Corp.	40,222	9,329,895
NICE Systems Ltd. sponsored ADR (a)	64,134	16,756,932
Visa, Inc. Class A	105,394	20,367,391

TOTAL UNITED STATES OF AMERICA		122,175,555

TOTAL COMMON STOCKS
(Cost $2,357,350,951)		3,402,427,071

Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Rivian Automotive, Inc.:
Series E (c)(d)	305,451	11,255,869
Series F (c)(d)	69,602	2,564,834
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,296,270)		13,820,703

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.09% (e)
(Cost $57,271,688)	57,260,858	57,272,310
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,421,918,909)		3,473,520,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		363,922
NET ASSETS - 100%		$3,473,884,006

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,824,406 or 3.5% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,820,703 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Rivian Automotive, Inc. Series E	7/10/20	$4,731,436
Rivian Automotive, Inc. Series F	1/19/21	$2,564,834

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,794
Fidelity Securities Lending Cash Central Fund	5,443
Total	$32,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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